Accounts Payable, Accrued Expenses and Dividends Payable on Series C Preferred Stock - Additional Information (Details) - Merck - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2025
Accounts Payable and Accrued Expenses
Due to related parties			$ 331,000
Other Liability, Related Party, Type [Extensible Enumeration]			Related Party [Member]
Additional royalties or recoupments	$ 0	$ 0	$ 0
Accrued royalties	$ 331,000	$ 331,000		$ 331,000